UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value

Aerospace & Defense — 4.0%
Boeing Co. (The)	931,391	$95,411,694
General Dynamics Corp.	84,463	6,615,987
Honeywell International, Inc.	288,773	22,911,250
Huntington Ingalls Industries, Inc.	2,546	143,798
Lockheed Martin Corp.	16,042	1,739,915
Northrop Grumman Corp.	15,277	1,264,936
Precision Castparts Corp.	4,749	1,073,321
Raytheon Co.	53,403	3,531,006
Rockwell Collins, Inc.	157,787	10,005,274
United Technologies Corp.	2,061,130	191,561,422

		$334,258,603

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	56,207	$3,165,016
FedEx Corp.	262,219	25,849,549
United Parcel Service, Inc., Class B	355,405	30,735,425

		$59,749,990

Auto Components — 0.3%
Johnson Controls, Inc.	771,216	$27,601,821

		$27,601,821

Automobiles — 0.0%(1)
Harley-Davidson, Inc.	800	$43,856

		$43,856

Beverages — 4.4%
Beam, Inc.	78,199	$4,935,139
Coca-Cola Co. (The)	4,988,948	200,106,704
Coca-Cola Enterprises, Inc.	31,501	1,107,575
Molson Coors Brewing Co., Class B	186,000	8,901,960
PepsiCo, Inc.	1,841,630	150,626,918

		$365,678,296

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.(2)	21,109	$1,947,094
Amgen, Inc.	978,107	96,500,037
Biogen Idec, Inc.(2)	3,536	760,947
Gilead Sciences, Inc.(2)	477,484	24,451,956

		$123,660,034

Security	Shares	Value

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$61,984

		$61,984

Capital Markets — 4.8%
Ameriprise Financial, Inc.	187,988	$15,204,470
Bank of New York Mellon Corp. (The)	607,288	17,034,428
BlackRock, Inc.	3,984	1,023,290
Charles Schwab Corp. (The)	834,916	17,725,267
E*TRADE Financial Corp.(2)	4,593	58,147
Franklin Resources, Inc.	539,468	73,378,437
Goldman Sachs Group, Inc. (The)	532,816	80,588,420
Legg Mason, Inc.	96,941	3,006,140
Morgan Stanley	2,546,374	62,207,917
Northern Trust Corp.	709,098	41,056,774
State Street Corp.	740,805	48,307,894
T. Rowe Price Group, Inc.	536,173	39,221,055
UBS AG(2)	29,488	499,822
Waddell & Reed Financial, Inc., Class A	8,833	384,236

		$399,696,297

Chemicals — 1.9%
Air Products and Chemicals, Inc.	7,660	$701,426
Ashland, Inc.	30,391	2,537,649
Dow Chemical Co. (The)	153,875	4,950,159
E.I. du Pont de Nemours & Co.	922,855	48,449,887
Ecolab, Inc.	445,515	37,953,423
Monsanto Co.	495,701	48,975,259
PPG Industries, Inc.	109,400	16,017,254
Praxair, Inc.	2,828	325,672

		$159,910,729

Commercial Banks — 3.6%
Bank of Montreal	26,370	$1,530,251
BB&T Corp.	921,487	31,219,980
Comerica, Inc.	126,791	5,050,086
Fifth Third Bancorp	977,637	17,646,348
HSBC Holdings PLC	220,592	2,287,902
HSBC Holdings PLC ADR	424	22,006
KeyCorp	111,353	1,229,337
M&T Bank Corp.	17,293	1,932,493
PNC Financial Services Group, Inc. (The)	59,726	4,355,220
Regions Financial Corp.	189,147	1,802,571
Royal Bank of Canada	148,562	8,662,650
Societe Generale	466,293	16,047,692
SunTrust Banks, Inc.	269,585	8,510,799

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)
Synovus Financial Corp.	10,960	$32,003
Toronto-Dominion Bank (The)	14,822	1,191,244
U.S. Bancorp	2,257,655	81,614,228
Wells Fargo & Co.	2,705,053	111,637,537
Zions Bancorporation	38,805	1,120,688

		$295,893,035

Commercial Services & Supplies — 0.1%
ADT Corp. (The)(2)	11,051	$440,382
Cintas Corp.	52,914	2,409,703
Pitney Bowes, Inc.	14,270	209,484
Stericycle, Inc.(2)	5,300	585,279
Tyco International, Ltd.	22,102	728,261
Waste Management, Inc.	108,226	4,364,755

		$8,737,864

Communications Equipment — 2.8%
Cisco Systems, Inc.	1,269,029	$30,850,095
Juniper Networks, Inc.(2)	50,092	967,277
Nokia Oyj ADR(2)	192	718
QUALCOMM, Inc.	3,246,865	198,318,514

		$230,136,604

Computers & Peripherals — 2.9%
Apple, Inc.	405,782	$160,722,135
Dell, Inc.	53,157	709,646
EMC Corp.	2,797,592	66,079,123
Hewlett-Packard Co.	33,743	836,826
NetApp, Inc.(2)	414,967	15,677,453

		$244,025,183

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,069,958

		$1,069,958

Consumer Finance — 1.3%
American Express Co.	821,524	$61,417,134
Capital One Financial Corp.	81,476	5,117,508
Discover Financial Services	831,233	39,599,940
SLM Corp.	10,200	233,172

		$106,367,754

Security	Shares	Value

Distributors — 0.2%
Genuine Parts Co.	188,424	$14,710,262

		$14,710,262

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$615,523

		$615,523

Diversified Financial Services — 2.9%
Bank of America Corp.	1,496,249	$19,241,762
CBOE Holdings, Inc.	40,000	1,865,600
Citigroup, Inc.	793,170	38,048,365
CME Group, Inc.	63,405	4,817,512
ING Groep NV ADR(2)	150,000	1,363,500
IntercontinentalExchange, Inc.(2)	10,892	1,936,162
JPMorgan Chase & Co.	3,051,746	161,101,671
McGraw Hill Financial, Inc.	86,290	4,589,765
Moody’s Corp.	179,322	10,926,090

		$243,890,427

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,557	$6,710,318
CenturyLink, Inc.	4,871	172,190
Deutsche Telekom AG ADR	50,092	584,072
Frontier Communications Corp.	33,255	134,683
Verizon Communications, Inc.	370,804	18,666,273
Windstream Corp.	70,866	546,377

		$26,813,913

Electric Utilities — 0.1%
Duke Energy Corp.	15,598	$1,052,865
Exelon Corp.	9,202	284,158
Southern Co. (The)	68,451	3,020,742

		$4,357,765

Electrical Equipment — 1.4%
Emerson Electric Co.	1,998,542	$109,000,481
Rockwell Automation, Inc.	110,000	9,145,400

		$118,145,881

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	1,433,091	$20,392,885
TE Connectivity, Ltd.	687	31,286

		$20,424,171

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	93,118	$4,295,533
Halliburton Co.	846,351	35,309,764
Schlumberger, Ltd.	1,160,731	83,177,984
Transocean, Ltd.	72,479	3,475,368

		$126,258,649

Food & Staples Retailing — 3.9%
Costco Wholesale Corp.	873,262	$96,556,579
CVS Caremark Corp.	1,279,410	73,156,664
Kroger Co. (The)	35,843	1,238,017
Sysco Corp.	301,972	10,315,364
Wal-Mart Stores, Inc.	1,776,868	132,358,897
Walgreen Co.	139,366	6,159,977

		$319,785,498

Food Products — 2.3%
Archer-Daniels-Midland Co.	420,450	$14,257,459
Campbell Soup Co.	6,626	296,779
General Mills, Inc.	37,984	1,843,364
Green Mountain Coffee Roasters, Inc.(2)	75,000	5,629,500
Hershey Co. (The)	456,794	40,782,568
Kraft Foods Group, Inc.	57,116	3,191,071
McCormick & Co., Inc.	10,600	745,816
Mondelez International, Inc., Class A	173,425	4,947,815
Nestle SA	1,809,927	118,768,075
Unilever NV - NY Shares	4,636	182,241

		$190,644,688

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,552,539	$54,152,560
Bard (C.R.), Inc.	25,000	2,717,000
Baxter International, Inc.	207,423	14,368,191
Becton, Dickinson and Co.	66,108	6,533,454
Boston Scientific Corp.(2)	26,929	249,632
CareFusion Corp.(2)	70,668	2,604,116
Covidien PLC	186,148	11,697,540
Intuitive Surgical, Inc.(2)	14,000	7,092,120
Medtronic, Inc.	415,114	21,365,918
St. Jude Medical, Inc.	59,058	2,694,816
Stryker Corp.	131,368	8,496,882
Zimmer Holdings, Inc.	56,186	4,210,579

		$136,182,808

Security	Shares	Value

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	406,397	$22,689,145
Cardinal Health, Inc.	141,336	6,671,059
Cigna Corp.	56,667	4,107,791
Express Scripts Holding Co.(2)	367,509	22,671,630
McKesson Corp.	2,384	272,968
PharMerica Corp.(2)	1,805	25,017
UnitedHealth Group, Inc.	63,696	4,170,814
WellPoint, Inc.	53,673	4,392,598

		$65,001,022

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	151,649	$5,200,044
International Game Technology	459,500	7,678,245
Interval Leisure Group, Inc.	5,349	106,552
Marriott International, Inc., Class A	400,504	16,168,347
Marriott Vacations Worldwide Corp.(2)	2,597	112,294
McDonald’s Corp.	741,937	73,451,763
Starbucks Corp.	2,360,488	154,588,359
Yum! Brands, Inc.	210,518	14,597,318

		$271,902,922

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$8,874,356

		$8,874,356

Household Products — 1.6%
Clorox Co. (The)	7,570	$629,370
Colgate-Palmolive Co.	1,173,157	67,210,165
Kimberly-Clark Corp.	15,331	1,489,253
Procter & Gamble Co.	848,306	65,311,079

		$134,639,867

Independent Power Producers & Energy Traders — 0.0%(1)
AES Corp. (The)	1,730	$20,743

		$20,743

Industrial Conglomerates — 2.5%
3M Co.	737,215	$80,614,460
Danaher Corp.	41,105	2,601,947
General Electric Co.	5,254,896	121,861,038

		$205,077,445

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 3.3%
Aegon NV ADR	5,088,862	$34,400,707
Aflac, Inc.	93,292	5,422,131
Allstate Corp. (The)	964	46,388
Aon PLC	24,650	1,586,227
Berkshire Hathaway, Inc., Class A(2)	464	78,230,400
Berkshire Hathaway, Inc., Class B(2)	946,900	105,977,048
Chubb Corp.	23,930	2,025,674
Cincinnati Financial Corp.	135,528	6,220,735
Hartford Financial Services Group, Inc.	5,762	178,161
Manulife Financial Corp.	64,686	1,036,270
Progressive Corp.	1,151,311	29,266,326
Torchmark Corp.	52,429	3,415,225
Travelers Companies, Inc. (The)	76,466	6,111,163

		$273,916,455

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(2)	211,982	$58,865,282

		$58,865,282

Internet Software & Services — 3.6%
Akamai Technologies, Inc.(2)	200,000	$8,510,000
AOL, Inc.(2)	5,317	193,964
eBay, Inc.(2)	1,260,217	65,178,423
Facebook, Inc., Class A(2)	1,364,104	33,911,626
Google, Inc., Class A(2)	214,113	188,498,662
IAC/InterActiveCorp	13,368	635,782
VeriSign, Inc.(2)	14,758	659,092

		$297,587,549

IT Services — 3.9%
Accenture PLC, Class A	2,738,000	$197,026,480
Automatic Data Processing, Inc.	120,711	8,312,160
Broadridge Financial Solutions, Inc.	1,652	43,910
Fidelity National Information Services, Inc.	63,590	2,724,196
Fiserv, Inc.(2)	16,237	1,419,276
International Business Machines Corp.	444,574	84,962,537
Paychex, Inc.	693,512	25,327,058
Total System Services, Inc.	32,405	793,274
Western Union Co.	54,638	934,856

		$321,543,747

Leisure Equipment & Products — 0.0%(1)
Mattel, Inc.	26,506	$1,200,987

		$1,200,987

Security	Shares	Value

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	441,172	$18,864,515
Thermo Fisher Scientific, Inc.	18,700	1,582,581

		$20,447,096

Machinery — 3.0%
Caterpillar, Inc.	85,512	$7,053,885
Deere & Co.	1,725,250	140,176,562
Dover Corp.	351,324	27,283,822
Illinois Tool Works, Inc.	1,034,459	71,553,529
Parker Hannifin Corp.	7,953	758,716
Pentair, Ltd.	5,089	293,584
WABCO Holdings, Inc.(2)	1,156	86,342

		$247,206,440

Media — 4.0%
CBS Corp., Class B	129,378	$6,322,703
Comcast Corp., Class A	199,107	8,338,601
Comcast Corp., Special Class A	1,434,304	56,898,840
DIRECTV(2)	17,242	1,062,452
Discovery Communications, Inc., Class A(2)	6,723	519,083
Discovery Communications, Inc., Class C(2)	6,732	468,951
Gannett Co., Inc.	3,563	87,151
News Corp., Class A(2)	97	3,162
Omnicom Group, Inc.	112,077	7,046,281
Time Warner Cable, Inc.	12,203	1,372,593
Time Warner, Inc.	363,259	21,003,635
Viacom, Inc., Class B	133,771	9,103,117
Walt Disney Co. (The)	3,474,097	219,389,226

		$331,615,795

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$412,583
Freeport-McMoRan Copper & Gold, Inc.	450,138	12,428,310
Nucor Corp.	230,000	9,963,600

		$22,804,493

Multiline Retail — 0.2%
J.C. Penney Co., Inc.(2)	125,000	$2,135,000
Target Corp.	158,546	10,917,478

		$13,052,478

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	922,342	$79,256,848
Apache Corp.	1,207,351	101,212,234

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
BP PLC ADR	182,637	$7,623,268
Chevron Corp.	574,996	68,045,027
ConocoPhillips	269,168	16,284,664
Devon Energy Corp.	568,677	29,502,963
Exxon Mobil Corp.	2,071,186	187,131,655
Hess Corp.	39,579	2,631,608
Marathon Oil Corp.	171,639	5,935,277
Marathon Petroleum Corp.	85,004	6,040,384
Murphy Oil Corp.	78,679	4,790,764
Occidental Petroleum Corp.	5,000	446,150
Phillips 66	141,746	8,350,257
Range Resources Corp.	4,900	378,868
Royal Dutch Shell PLC ADR, Class A	70,332	4,487,182
Royal Dutch Shell PLC ADR, Class B	9,594	635,794
Spectra Energy Corp.	8,313	286,466
Williams Cos., Inc.	2,000	64,940
WPX Energy, Inc.(2)	666	12,614

		$523,116,963

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,714,624

		$1,714,624

Pharmaceuticals — 7.7%
AbbVie, Inc.	1,617,579	$66,870,716
Actavis, Inc.(2)	20,000	2,524,400
Allergan, Inc.	326,962	27,543,279
Bristol-Myers Squibb Co.	1,489,840	66,580,950
Eli Lilly & Co.	1,008,687	49,546,705
GlaxoSmithKline PLC ADR	455,612	22,766,932
Johnson & Johnson	1,937,605	166,362,765
Merck & Co., Inc.	1,109,591	51,540,502
Novo Nordisk A/S ADR	249,848	38,718,944
Pfizer, Inc.	2,575,193	72,131,156
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	65,537,931
Zoetis, Inc.	361,175	11,156,689

		$641,280,969

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,223	$34,843

		$34,843

Security	Shares	Value

Road & Rail — 0.3%
Norfolk Southern Corp.	43,575	$3,165,724
Union Pacific Corp.	131,038	20,216,542

		$23,382,266

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	560,209	$25,243,017
Applied Materials, Inc.	1,065,614	15,888,305
Broadcom Corp., Class A	897,422	30,296,967
Cypress Semiconductor Corp.(2)	1,108	11,889
Intel Corp.	8,424,941	204,052,071
Linear Technology Corp.	18,494	681,319
Maxim Integrated Products, Inc.	223,099	6,197,690
NVIDIA Corp.	284,500	3,991,535
Texas Instruments, Inc.	897,287	31,288,398
Xilinx, Inc.	90,186	3,572,267

		$321,223,458

Software — 3.9%
Activision Blizzard, Inc.	295,588	$4,215,085
Adobe Systems, Inc.(2)	409,776	18,669,395
CA, Inc.	7,339	210,116
Microsoft Corp.	3,213,909	110,976,277
Oracle Corp.	6,052,684	185,938,452
Symantec Corp.	72,900	1,638,063

		$321,647,388

Specialty Retail — 3.9%
Best Buy Co., Inc.	133,011	$3,635,191
Gap, Inc. (The)	89,138	3,719,729
Home Depot, Inc. (The)	1,844,221	142,871,801
L Brands, Inc.	41,877	2,062,442
Lowe’s Companies, Inc.	333,776	13,651,438
Staples, Inc.	149,396	2,369,420
TJX Companies, Inc. (The)	3,095,560	154,963,734

		$323,273,755

Textiles, Apparel & Luxury Goods — 1.9%
Coach, Inc.	10,800	$616,572
Hanesbrands, Inc.	197,858	10,173,858
NIKE, Inc., Class B	2,323,098	147,934,881
VF Corp.	12,000	2,316,720

		$161,042,031

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 0.3%
Altria Group, Inc.	111,446	$3,899,496
Philip Morris International, Inc.	233,655	20,239,196

		$24,138,692

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	61,000	$1,326,750
Sprint Nextel Corp.(2)	135,160	948,823
Vodafone Group PLC ADR	179,476	5,158,140

		$7,433,713

Total Common Stocks (identified cost $4,819,528,170)		$8,180,766,972

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%
Wells Fargo & Co.(3)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$13,479

Total Rights (identified cost $16,440)		$13,479

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$116,211	$116,210,592

Total Short-Term Investments (identified cost $116,210,592)		$116,210,592

Total Investments — 99.9% (identified cost $4,935,760,131)		$8,296,991,043

Other Assets, Less Liabilities — 0.1%		$9,474,890

Net Assets — 100.0%		$8,306,465,933

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 6).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value (identified cost, $4,819,549,539)	$8,180,780,451
Affiliated investment, at value (identified cost, $116,210,592)	116,210,592
Cash	1,531,070
Dividends receivable	9,028,701
Interest receivable from affiliated investment	9,976
Receivable for investments sold	351,842
Tax reclaims receivable	2,053,665
Total assets	$8,309,966,297

Liabilities
Payable to affiliates:
Investment adviser fee	$3,227,486
Trustees’ fees	17,000
Accrued expenses	255,878
Total liabilities	$3,500,364
Net Assets applicable to investors' interest in Portfolio	$8,306,465,933

Sources of Net Assets
Investors’ capital	$4,945,207,753
Net unrealized appreciation	3,361,258,180
Total	$8,306,465,933

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $1,119,118)	$83,526,396
Interest allocated from affiliated investment	58,166
Expenses allocated from affiliated investment	(6,630)
Total investment income	$83,577,932

Expenses
Investment adviser fee	$18,971,365
Trustees’ fees and expenses	34,000
Custodian fee	519,959
Professional fees	108,068
Miscellaneous	111,884
Total expenses	$19,745,276
Deduct —
Reduction of custodian fee	$80
Total expense reductions	$80

Net expenses	$19,745,196

Net investment income	$63,832,736

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$167,035,179
Investment transactions allocated from affiliated investment	2,017
Foreign currency transactions	(12,530)
Net realized gain	$167,024,666
Change in unrealized appreciation (depreciation) —
Investments	$752,441,543
Foreign currency	(51,691)
Net change in unrealized appreciation (depreciation)	$752,389,852

Net realized and unrealized gain	$919,414,518

Net increase in net assets from operations	$983,247,254

(1)	Includes $167,031,330 of net realized gains from redemptions in-kind.

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$63,832,736	$147,439,255
Net realized gain from investment transactions and foreign currency transactions	167,024,666	668,697,485
Net change in unrealized appreciation (depreciation) from investments and foreign currency	752,389,852	379,340,652
Net increase in net assets from operations	$983,247,254	$1,195,477,392
Capital transactions —
Contributions	$64,543,513	$95,312,609
Withdrawals	(470,415,611)	(1,634,382,694)
Net decrease in net assets from capital transactions	$(405,872,098)	$(1,539,070,085)

Net increase (decrease) in net assets	$577,375,156	$(343,592,693)

Net Assets
At beginning of period	$7,729,090,777	$8,072,683,470
At end of period	$8,306,465,933	$7,729,090,777

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Supplementary Data

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.48%	0.48%	0.48%	0.47%	0.45%
Net investment income	1.55	%(2)	1.78%	1.53%	1.43%	1.86%	1.84%
Portfolio Turnover	1	%(3)	2%	2%	2%	3%	3%

Total Return	12.85	%(3)	15.48%	0.80%	12.86%	23.32%	(32.76)%

Net assets, end of period (000’s omitted)	$8,306,466		$7,729,091	$8,072,683	$9,045,217	$9,479,479	$10,602,743

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

36	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2013, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 8.2%, 14.6%, 5.8%, and 1.4% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an interest of 70.0% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity's financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

37

Tax-Managed Growth Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$ 500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2013, the Portfolio’s investment adviser fee amounted to $18,971,365, or 0.46% (annualized) of the Portfolio's average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

38

Tax-Managed Growth Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,783,590 and $0, respectively, for the six months ended June 30, 2013. In addition, investors contributed securities with a value of $55,473,423 and investments having an aggregate market value of $420,919,323 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,702,333,677

Gross unrealized appreciation	$6,596,802,079
Gross unrealized depreciation	(2,144,713)

Net unrealized appreciation	$6,594,657,366

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Tax-Managed Growth Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

At June 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,212,799,068	$—		$—	$1,212,799,068
Consumer Staples	917,833,590	118,768,075		—	1,036,601,665
Energy	649,375,612	—		—	649,375,612
Financials	1,301,463,217	18,335,594		—	1,319,798,811
Health Care	986,571,929	—		—	986,571,929
Industrials	996,620,473	—		—	996,620,473
Information Technology	1,756,588,100	—		—	1,756,588,100
Materials	183,785,180	—		—	183,785,180
Telecommunication Services	34,247,626	—		—	34,247,626
Utilities	4,378,508	—		—	4,378,508

Total Common Stocks	$8,043,663,303	$137,103,669	*	$—	$8,180,766,972

Preferred Stocks	$—	$—		$0	$0
Rights	13,479	—		—	13,479
Short-Term Investments	—	116,210,592		—	116,210,592

Total Investments	$8,043,676,782	$253,314,261		$0	$8,296,991,043

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended June 30, 2013 to require a reconciliation of Level 3 assets. All Level 3 investments held at December 31, 2012 and June 30, 2013 were valued at $0. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

7  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending the outcome of an omnibus motion to dismiss filed by the defendants (including the Portfolio) in a related multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.58% of net assets at June 30, 2013).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

40

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

42

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

43

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

44

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

45

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

46

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

47

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.2

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.2 and Tax-Managed Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4966-8/13	TGSRC1.1&2

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: August 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 13, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: August 13, 2013